Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Item 16K. Cybersecurity

Information security is an integral component of our enterprise risk management framework and strategic oversight, given its relevance to business continuity, operational resilience, data protection, and stakeholder trust.

Since 2025, we have been operating through cybersecurity governance model designed to foster accountability across business units while maintaining centralized coordination and risk visibility at the group level. Under this model, cybersecurity risk management is embedded within our broader risk management, internal controls, and corporate governance framework.

As a business group, we maintain a centralized cybersecurity operations and intelligence structure that supports the protection of our digital environment through coordinated monitoring, threat analysis, and response capabilities. This structure also provides risk-based insights into business leadership into support informed decision-making and the prioritization of cybersecurity initiatives.

Security risks are mapped and communicated to relevant stakeholders for treatment and mitigation. Independent security assessments are conducted frequently. In addition, our security maturity program evaluates cybersecurity performance across certain companies of the Cosan Group, and the maturity rating has been incorporated as a variable in calculating the variable compensation of certain executives.

The Cyber Defense Center (CDC) at Raízen, a joint venture of Cosan, continues to execute cybersecurity operations for the entire Cosan Group while aligned with Cosan’s information security team to provide oversight and consistency with the Cosan Group’s corporate security standards. The CDC is responsible for incident detection and response, threat intelligence, security testing, and operational technology (OT) security monitoring. In 2025, its scope was expanded to include Data Protection (Database Security), Security Awareness and Culture Initiatives (Guardian Program), Vendor Risk Management, Proof‑of‑Concept Security Evaluations (PoCs and Innovation), and Cloud Security Operations.

Each business unit within the Cosan Group retains direct responsibility for implementing its respective cybersecurity strategy, parameters and controls, including risk management and mitigation actions, internal security leadership structure and compliance with group-wide security standards.

Cybersecurity governance is reinforced through recurring executive forums, including meetings on information security with the participation of business information security officers, or “BISOs,” technology managers, chief information officers, or “CIOs,” and Cosan’s executive leadership, during which key risk indicators, relevant developments, and mitigation priorities are reviewed. Cybersecurity matters are also reported to the Company's Audit Committee and Board of Directors.

Cybersecurity Risk Management and Controls

We maintain a structured cybersecurity risk management process designed to identify, assess, and mitigate cyber risks in a timely manner. Our approach is consistent with international security frameworks, including the NIST Cybersecurity Framework (NIST-CSF), ISO/IEC 27001 and 27002, and the CIS Controls.

Our approach integrates continuous monitoring, threat intelligence, vulnerability management, and proactive security testing, including a next‑generation Security Information and Event Management (SIEM) solution, with the objective of improving real‑time security monitoring and advanced threat detection capabilities. Additionally, we are onboarding a new external Security Operations Center (SOC) partner. We also intend to deploy our Data Loss Prevention (DLP) system with the aim of enhancing sensitive data protection, alongside new cloud security solutions.

In 2024, we launched our Cybersecurity Effectiveness Program, an initiative aimed at continuously measuring and optimizing the effectiveness of our security defenses. This program, currently in its final implementation phase, incorporates breach and attack simulations (BAS), real-world security control validations, and targeted cybersecurity risk assessments. The objective of this program is to enhance our ability to proactively detect, respond to, and mitigate cyber threats before they materialize. During 2025, we have conducted several cybersecurity simulations and control validation exercises designed to improve detection and response capabilities and assess the effectiveness of implemented controls.

Our security program includes ongoing vulnerability management processes, prioritizing remediation efforts based on risk exposure and asset criticality, including industrial and operational technology environments.

We continue to evaluate and enhance our cybersecurity controls and capabilities through investments in technology, processes and personnel, with the objective of strengthening our ability to prevent, detect and respond to cybersecurity incidents and to support operational continuity.

Security Awareness Training Program

Recognizing the importance of human factors in cybersecurity risk management, we maintain a structured security awareness and culture program (the “Guardian Program”) across the Cosan Group. In 2025, the program reached more than 29,000 employees through recurring awareness campaigns, targeted communications and phishing simulations. The program is designed to promote secure behaviors and reduce exposure to social engineering risks.

Incident History and Risk Disclosure

In March 2020, certain subsidiaries and jointly controlled companies experienced a ransomware attack that resulted in a temporary and partial interruption of operations. Following that incident, we strengthened our cybersecurity controls, governance processes and response capabilities.

For the fiscal years ended December 31, 2023, 2024 and 2025, we did not identify any cybersecurity incidents that have materially affected or are reasonably likely to materially affect our business strategy, results of operations or financial condition. However, despite our efforts to strengthen our cybersecurity posture, we cannot eliminate all risks associated with cybersecurity threats, nor can we provide assurance that we have not experienced an undetected cybersecurity incident.

See also “Item 3. Key Information—D. Risk Factors—Risks Related to Our Businesses and the Industries in Which We Operate Generally—We could be the target of attempted cyber threats in the future, which could adversely affect our business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Since 2025, we have been operating through cybersecurity governance model designed to foster accountability across business units while maintaining centralized coordination and risk visibility at the group level.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	For the fiscal years ended December 31, 2023, 2024 and 2025, we did not identify any cybersecurity incidents that have materially affected or are reasonably likely to materially affect our business strategy, results of operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity governance is reinforced through recurring executive forums, including meetings on information security with the participation of business information security officers, or “BISOs,” technology managers, chief information officers, or “CIOs,” and Cosan’s executive leadership, during which key risk indicators, relevant developments, and mitigation priorities are reviewed. Cybersecurity matters are also reported to the Company's Audit Committee and Board of Directors.

Cybersecurity Risk Management and Controls

We maintain a structured cybersecurity risk management process designed to identify, assess, and mitigate cyber risks in a timely manner. Our approach is consistent with international security frameworks, including the NIST Cybersecurity Framework (NIST-CSF), ISO/IEC 27001 and 27002, and the CIS Controls.

Our approach integrates continuous monitoring, threat intelligence, vulnerability management, and proactive security testing, including a next‑generation Security Information and Event Management (SIEM) solution, with the objective of improving real‑time security monitoring and advanced threat detection capabilities. Additionally, we are onboarding a new external Security Operations Center (SOC) partner. We also intend to deploy our Data Loss Prevention (DLP) system with the aim of enhancing sensitive data protection, alongside new cloud security solutions.

In 2024, we launched our Cybersecurity Effectiveness Program, an initiative aimed at continuously measuring and optimizing the effectiveness of our security defenses. This program, currently in its final implementation phase, incorporates breach and attack simulations (BAS), real-world security control validations, and targeted cybersecurity risk assessments. The objective of this program is to enhance our ability to proactively detect, respond to, and mitigate cyber threats before they materialize. During 2025, we have conducted several cybersecurity simulations and control validation exercises designed to improve detection and response capabilities and assess the effectiveness of implemented controls.

Our security program includes ongoing vulnerability management processes, prioritizing remediation efforts based on risk exposure and asset criticality, including industrial and operational technology environments.

We continue to evaluate and enhance our cybersecurity controls and capabilities through investments in technology, processes and personnel, with the objective of strengthening our ability to prevent, detect and respond to cybersecurity incidents and to support operational continuity.

Security Awareness Training Program

Recognizing the importance of human factors in cybersecurity risk management, we maintain a structured security awareness and culture program (the “Guardian Program”) across the Cosan Group. In 2025, the program reached more than 29,000 employees through recurring awareness campaigns, targeted communications and phishing simulations. The program is designed to promote secure behaviors and reduce exposure to social engineering risks.

Incident History and Risk Disclosure

In March 2020, certain subsidiaries and jointly controlled companies experienced a ransomware attack that resulted in a temporary and partial interruption of operations. Following that incident, we strengthened our cybersecurity controls, governance processes and response capabilities.

For the fiscal years ended December 31, 2023, 2024 and 2025, we did not identify any cybersecurity incidents that have materially affected or are reasonably likely to materially affect our business strategy, results of operations or financial condition. However, despite our efforts to strengthen our cybersecurity posture, we cannot eliminate all risks associated with cybersecurity threats, nor can we provide assurance that we have not experienced an undetected cybersecurity incident.

See also “Item 3. Key Information—D. Risk Factors—Risks Related to Our Businesses and the Industries in Which We Operate Generally—We could be the target of attempted cyber threats in the future, which could adversely affect our business.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Cybersecurity matters are also reported to the Company's Audit Committee and Board of Directors.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Cybersecurity governance is reinforced through recurring executive forums, including meetings on information security with the participation of business information security officers, or “BISOs,” technology managers, chief information officers, or “CIOs,” and Cosan’s executive leadership, during which key risk indicators, relevant developments, and mitigation priorities are reviewed.
Cybersecurity Risk Role of Management [Text Block]

We maintain a structured cybersecurity risk management process designed to identify, assess, and mitigate cyber risks in a timely manner. Our approach is consistent with international security frameworks, including the NIST Cybersecurity Framework (NIST-CSF), ISO/IEC 27001 and 27002, and the CIS Controls.

Our approach integrates continuous monitoring, threat intelligence, vulnerability management, and proactive security testing, including a next‑generation Security Information and Event Management (SIEM) solution, with the objective of improving real‑time security monitoring and advanced threat detection capabilities. Additionally, we are onboarding a new external Security Operations Center (SOC) partner. We also intend to deploy our Data Loss Prevention (DLP) system with the aim of enhancing sensitive data protection, alongside new cloud security solutions.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We maintain a structured cybersecurity risk management process designed to identify, assess, and mitigate cyber risks in a timely manner. Our approach is consistent with international security frameworks, including the NIST Cybersecurity Framework (NIST-CSF), ISO/IEC 27001 and 27002, and the CIS Controls.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

We maintain a structured cybersecurity risk management process designed to identify, assess, and mitigate cyber risks in a timely manner. Our approach is consistent with international security frameworks, including the NIST Cybersecurity Framework (NIST-CSF), ISO/IEC 27001 and 27002, and the CIS Controls.

Our approach integrates continuous monitoring, threat intelligence, vulnerability management, and proactive security testing, including a next‑generation Security Information and Event Management (SIEM) solution, with the objective of improving real‑time security monitoring and advanced threat detection capabilities. Additionally, we are onboarding a new external Security Operations Center (SOC) partner. We also intend to deploy our Data Loss Prevention (DLP) system with the aim of enhancing sensitive data protection, alongside new cloud security solutions.